Annual Total Returns- Alger Balanced Portfolio (Class I2) [BarChart] - Class I2 - Alger Balanced Portfolio - Class I-2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	6.23%	15.28%	9.43%	1.47%	8.51%	15.44%	(3.32%)	19.50%	10.23%